Goodwill and Other Intangible Assets, Other Intangibles Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-lived intangible assets:
Accumulated Amortization	$ (8,170)	$ (2,567)
Intangible assets
Intangible assets, Gross Carrying Value	73,310	73,310
Intangible assets, net	65,140	70,743
Amortization expense	5,600	2,600
Fannie Mae DUS license
Infinite-lived intangible assets:
Infinite-lived intangible assets, Gross Carrying Value	17,100	17,100
Freddie Mac Program Plus license
Infinite-lived intangible assets:
Infinite-lived intangible assets, Gross Carrying Value	8,700	8,700
FHA License
Infinite-lived intangible assets:
Infinite-lived intangible assets, Gross Carrying Value	3,200	3,200
Broker relationships
Finite-lived intangible assets:
Finite-lived intangible assets, Gross Carrying Value	25,000	25,000
Accumulated Amortization	(4,558)	(1,432)
Finite-lived intangible assets, net	20,442	23,568
Borrower relationships
Finite-lived intangible assets:
Finite-lived intangible assets, Gross Carrying Value	14,400	14,400
Accumulated Amortization	(2,100)	(660)
Finite-lived intangible assets, net	12,300	13,740
Below market leases
Finite-lived intangible assets:
Finite-lived intangible assets, Gross Carrying Value	4,010	4,010
Accumulated Amortization	(1,075)	(337)
Finite-lived intangible assets, net	2,935	3,673
Acquired technology
Finite-lived intangible assets:
Finite-lived intangible assets, Gross Carrying Value	900	900
Accumulated Amortization	(437)	(138)
Finite-lived intangible assets, net	$ 463	$ 762